Stock option arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Option Arrangements [Abstract]
Summary of the Company’s stock options issued and outstanding

	Number of options	Exercise Price	Weighed Average Remaining life
Stock option granted and outstanding	3,660,000	$2	9.2
Stock option granted and outstanding	1,120,000	4	7.8
Stock option granted and outstanding	15,000	5	7.9
Total: Exercisable at September 30, 2012	4,795,000	$2.48	8.88

	Number of options	Exercise Price

Stock options granted and outstanding	3,660,000	$2.00
Stock options granted and outstanding	15,000	$5.00
Stock options granted and outstanding	1,110,000	$4.00